Taxes - Income tax expense (Details) - COP ($) $ in Millions	6 Months Ended		18 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024
Taxes
Current income tax expense	$ 6,359,506	$ 7,081,401
Deferred income tax expense	574,006	(308,832)
Adjustments to prior years' current and deferred tax	(19,484)	(8,643)
Income tax expenses	$ 6,914,028	$ 6,763,926
Effective tax rate	44.20%	31.90%
Nominal income rate			35.00%